Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Cash flows from operating activities:
Net loss	$ (5,425,220)	$ (697,033)	$ (1,245,395)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	311,666	40,043	209,856
Amortization of intangible assets	934,002	120,001	117,000
Provision for expected credit losses	2,222,650	285,567	11,018
Deferred tax	(451,514)	(58,011)	(82,050)
Equity income of unconsolidated investees	(3,984)	(512)
Change in operation assets and liabilities
Accounts receivable	(1,397,808)	(179,591)	4,336,825
Prepaid tax			1,168
Prepayment, deposits and other receivables	(720,591)	(92,582)	(4,409,407)
Accounts payable	(101,500)	(13,041)	(12,788,317)
Income tax payable	16,898	2,171	10,693
Accrued expenses and other payables	(2,916,617)	(374,728)	73,275
Contract liabilities	351,272	45,132	(1,032,978)
Employee benefits	(1,112)	(143)	11,095
Net cash used in operating activities	(7,181,858)	(922,727)	(14,787,217)
Cash flow from investing activities:
Purchases of item of property and equipment	(25,863)	(3,323)	(1,325,139)
Purchases of intangible assets			(2,340,000)
Payments for acquisition of long-term investments			(17,467,087)
Payments for acquisition of subsidiaries, net of cash acquired			(6,122,444)
Net cash used in investing activities	(25,863)	(3,323)	(27,254,670)
Cash flow from financing activities:
Payments of IPO costs			(10,896,313)
Proceeds from initial public offering			71,472,020
Repayment of amount due to a director			(7,754)
Proceeds of amount due from/to related parties			(27,073)
Net cash provided by financing activities			60,540,880
Change in cash	(7,207,721)	(926,050)	18,498,993
Cash, beginning of the period	25,217,011	3,239,887	8,406,293
Cash, end of the period	18,009,290	2,313,837	26,905,286
Supplemental cash flow information
Cash paid for interest expense			$ 617